Document and Entity Information	Jan. 22, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 22, 2021
Entity Registrant Name	Diamond Offshore Drilling, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-13926
Entity Tax Identification Number	76-0321760
Entity Address, Address Line One	15415 Katy Freeway
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77094
City Area Code	281
Local Phone Number	492-5300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	DOFSQ
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000949039